Other Non-Current Assets - Other Non-Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Available-for-sale equity securities	$ 11	$ 11
Trading equity securities	9	8
Long-term State receivables	417	388
Long-term receivables from third parties	1	1
Prepaid for pension	1
Deposits and other non-current assets	36	26
Total	$ 475	$ 434